General Information - Additional Information (Details) $ in Millions, $ in Millions					12 Months Ended
	Jan. 29, 2021 USD ($)	Jan. 29, 2021 HKD ($)	Jan. 25, 2021 USD ($)	Jan. 25, 2021 HKD ($)	Dec. 31, 2020 USD ($) Room	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of general information [Line Items]
Cash and cash equivalents					$ 861	$ 2,471	$ 2,676	$ 1,239
2018 SCL Revolving Facility [Member]
Disclosure of general information [Line Items]
Undrawn borrowing facilities	$ 2,210				$ 2,020
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of general information [Line Items]
Line of credit facility, increase (decrease), net			$ 494	$ 3,830
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member] | United States of America, Dollars [Member]
Disclosure of general information [Line Items]
Proceeds from non-current borrowings	29
2018 SCL Revolving Facility [Member] | Entering into significant commitments or contingent liabilities [member] | Hong Kong, Dollars [Member]
Disclosure of general information [Line Items]
Proceeds from non-current borrowings	$ 274	$ 2,130
The Plaza Macao [Member] | The Grand Suites at Four Seasons [Member]
Disclosure of general information [Line Items]
Number of hotel rooms | Room					289
Sands China Ltd. [Member] | Las Vegas Sands Corp. [Member]
Disclosure of general information [Line Items]
Proportion of ownership interest					69.93%